Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Entity Registrant Name	Telesat Canada
Entity Central Index Key	0001465191
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	7,034,444
Non-Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	38,391,823
Director Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	1,000
Common Stock [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	74,252,460